Income and deferred tax	12 Months Ended
Dec. 31, 2025
Income and deferred tax
Income and deferred tax

(7) Income and deferred tax

-Accounting Principles-

Income taxes comprise current, non-current and deferred tax.

Income tax is recognized in the Consolidated Income Statement except to the extent that it relates to items recognized directly within equity or in Other Comprehensive Income.

Current tax is the expected taxes payable on the taxable income for the year, using tax rates enacted at the reporting date, and any adjustment to tax payable in respect of previous years. The tax rates for domestic companies are between 31% and 32% and for foreign companies between 17% and 28%.

In cases where amounts recognized in the tax returns are likely not to be realized (uncertain tax positions), a tax liability is recorded. The amount is determined from the best possible estimate of expected tax payments (most likely amount of tax uncertainty). Tax claims from uncertain tax positions are only recognized if their realization is probable. Only in the case of an existing tax loss carryforward or an unused tax credit there is no tax liability or tax claim recognized for these uncertain tax positions; instead, the deferred tax asset for the unused tax loss carryforwards and tax credits is adjusted accordingly. This assessment relies on estimates and assumptions and may involve a series of judgments about future events.

New information may become available that causes the Group to change its judgment regarding adequacy of existing tax assets and liabilities. Such changes to tax assets and liabilities will impact the income tax expense in the period during which such a determination is made.

Deferred tax assets and liabilities are recognized, using the Balance Sheet method, for the expected tax consequences of temporary differences between the carrying amounts of assets and liabilities according to IFRS and the amounts used for taxation purposes. Deferred taxes are measured at the tax rates that are expected to be applied to temporary differences when they reverse, based on the laws that have been enacted or substantively enacted by the reporting date.

Deferred taxes are recognized for all taxable temporary differences, except:

●	temporary differences arising on the initial recognition of goodwill,
●	temporary differences on the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss, and at the time of the transaction, does not give rise to equal taxable and deductible temporary differences,
●	temporary differences relating to investments in subsidiaries, associates, and interests in joint ventures, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and they relate to income taxes levied by the same tax authority on the same taxable entity or on different taxable entities, but the Group intends to settle current tax liabilities and assets on a net basis or their tax assets and liabilities will be realized simultaneously.

A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that there will be future taxable profits against which they can be utilized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income in the countries where the deferred tax assets originated and during the periods when the deferred tax assets become deductible. The Group considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

In 2025, deferred tax assets amounting to € 2,949k (December 31, 2024: € 16,632k) were recognized across multiple subsidiaries that incurred losses during the current or prior financial year. Based on positive future earnings projections, it is considered probable that sufficient taxable income will be available in the future to utilize the recognized deferred tax assets.

International Tax Reform - Pillar II Framework

The Group falls within the scope of application of the so-called Pillar II Framework, that entered into force in the German legislation on December 28, 2023.

The Minimum Tax Act applies for the first time financial years beginning on or after December 30, 2023 (“MinStG”). Pillar II legislation has been enacted or substantially enacted in a number of other jurisdictions in which the Group operates, effective for the financial year beginning January 1, 2024. As the Group is in scope of the Pillar II legislation the Group may be liable to pay a top-up tax for each jurisdiction having an effective tax rate below 15%.

During the transitional period from 2024 to 2026, the top-up tax can, upon request, be deemed zero for a jurisdiction where the requirements of the country by country reporting safe harbor rules are met. The Group will exercise this option, which based on the 2025 fiscal year, will lead to the Company being exempt from minimum taxation in most of the jurisdictions in which it operates.

The application of the global minimum tax rules, as implemented into domestic legislation of the jurisdictions in which the Group operates, results in no minimum tax being recognized in 2025.

The Group has applied the exception to recognizing and disclosing information about deferred taxes relating to Pillar II income taxes, as provided by the amendment to IAS 12 issued in May 2023 and endorsed in the EU in November 2023.

-Income tax expenses-

Income tax benefit and expense for the years 2025, 2024 and 2023 comprise the following.

	2025	2024	2023
	in k€	in k€	in k€
Current taxes
- Tax expense for the year	(4,843)	(7,761)	(5,251)
- Income (expense) relating to other periods	2,785	328	(2,666)
Total current income taxes	(2,058)	(7,433)	(7,917)
Deferred taxes
- Tax loss carry forwards	(33,136)	34,786	1,606
- Temporary differences	18,443	(29,455)	2,991
Total deferred income taxes	(14,693)	5,331	4,597
Tax income (expense) recognized in the income statement	(16,751)	(2,102)	(3,320)

-Reconciliation of effective tax rate-

The difference between the actual income tax expense and the result of the net income (loss) and the applicable Group tax rate in the reporting year and the previous year is made up as follows:

	2025	2024	2023
	in k€	in k€	in k€
Income (loss) before taxes	(86,766)	(193,977)	(80,593)
Expected German income tax rate	32.28%	32.28%	32.28%
Expected income tax benefit (expense)	28,008	62,616	26,015
Non-deductible expenses	(8,202)	(33,773)	(8,274)
R&D tax credits	8,297	8,667	8,558
Tax free income	2,322	13,106	7,968
Permanent differences from GILTI	(649)	(778)	(156)
Tax effects from investments accounted for using the equity method	2,494	(683)	(8,373)
Deviation tax rates to expected tax rate	6,137	(992)	(1,343)
Change in tax rates	(2,254)	—	(251)
Change in recognition of deferred tax assets	(52,791)	(49,359)	(25,568)
Taxes related to prior years
Current Taxes	2,784	328	(2,666)
Deferred Taxes	(2,455)	(1,736)	556
Other	(442)	502	213
Effective income tax income (expense)	(16,751)	(2,102)	(3,320)
Effective income tax rate	(19.31)%	(1.08)%	(4.12)%

The Group tax rate includes corporate income tax plus solidarity surcharge of 15.825% and trade tax of 16.450%.

The change in recognition of deferred tax assets primarily relates to tax losses in Germany for which no deferred tax asset was recognized. The non-deductible expenses in 2025 mainly result from the loss on the sale of the shares in investments, write down of convertible loans, dividends received and withholding taxes. The current tax expense was reduced in the amount of € 8,337k (December 31, 2024: € —k, December 31, 2023: € 1,329k) due to the utilization of previously unrecognized tax losses. The deviation in the tax rates to the expected tax rate is mainly due to US group entities. The change in tax rates is fully attributable to the gradual reduction of the corporate income tax rate in Germany. The corporate income tax rate will be reduced by one percent each year in five stages from 2028 through 2032, i.e. from 15% to 10%.

-Deferred Taxes-

Deferred income tax assets and liabilities calculated with the anticipated tax rates of each entity as of December 31, 2025 and 2024 relate to the following:

	January 1, 2025				December 31, 2025
			Recognized in
		Recognized	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Property, plant and equipment	(29,391)	890	—	—	(28,501)	1,990	(30,491)
Intangible assets	2,610	(2,427)	—	—	183	321	(138)
Rights of use assets	(24,114)	(5,770)	—	—	(29,884)	—	(29,884)
Financial assets	(35,620)	26,507	24	—	(9,089)	5,821	(14,909)
Provisions and deferred income	(322)	509	(235)	—	(48)	3,035	(3,083)
Lease obligations	23,849	6,391	—	—	30,240	30,240	—
Other liabilities	17,007	(7,656)	—	301	9,652	10,689	(1,037)
Tax credits	142	(1)	—	—	141	141	—
Loss carryforward	48,656	(33,135)	—	—	15,521	15,521	—
Total	2,817	(14,693)	(211)	301	(11,786)	67,758	(79,543)
Offsetting of tax	—	—	—	—	—	(64,809)	64,809
Net	2,817	(14,693)	(211)	301	(11,786)	2,949	(14,735)

	January 1, 2024				December 31, 2024
			Recognized in
		Recognized	other	Foreign		Deferred	Deferred
		in	comprehensive	currency		tax	tax
	Net balance	profit or loss	income	translation	Net	assets	liabilities
	in k€	in k€	in k€	in k€	in k€	in k€	in k€
Property, plant and equipment	(11,533)	(18,057)	—	199	(29,391)	2,252	(31,643)
Intangible assets	(13,300)	15,910	—	—	2,610	3,563	(953)
Rights of use assets	(29,609)	5,495	—	—	(24,114)	—	(24,114)
Financial assets	(2,830)	(33,209)	419	—	(35,620)	978	(36,598)
Provisions and deferred income	8,121	(8,127)	(316)	—	(322)	4,856	(5,178)
Lease obligations	24,701	(852)	—	—	23,849	23,849	—
Other liabilities	6,312	9,704	1,774	(783)	17,007	17,201	(194)
Tax credits	461	(319)	—	—	142	142	—
Loss carryforward	13,870	34,786	—	—	48,656	48,656	—
Total	(3,807)	5,331	1,877	(584)	2,817	101,497	(98,680)
Offsetting of tax	—	—	—	—	—	(84,164)	84,164
Net	(3,807)	5,331	1,877	(584)	2,817	17,333	(14,516)

-Unrecognized deferred tax liabilities-

Concerning undistributed foreign subsidiaries earnings, temporary differences in the amount of € 13,787k were not recognized according to IAS 12.39 (December 31, 2024: € 16,023k) as the Group controls the timing of such reversal and it is not planned to distribute the foreign subsidiaries earnings.

-Unrecognized deferred tax assets-

The Group’s deferred tax assets are recorded to the extent it is probable that such tax benefits would be realized in future years. As of December 31, 2025, deferred tax assets on tax loss carryforwards were not fully recognized for two German entities as well as one Italian entity and one UK entity and not recognized for the entities located in the United States, France, Austria and India. In the following schedule, tax loss carryforwards, interest carryforwards and tax credits for which no deferred tax assets were recorded are shown. Tax loss carryforwards on different types of income taxes were aggregated into one total amount.

	2025	2024	2023
	in k€	in k€	in k€
Tax loss carryforwards (not expiring)	1,215,300	865,323	572,204
Time-limited tax losses
- expiring until 2030 (2024: 2029)	198	31,648	24,768
- expiring 2031 to 2035 (2024: 2030 - 2034)	17,248	32,019	32,179
- expiring after 2035 (2024: 2034)	25,978	27,303	38,243
Tax credits	1,192	1,337	1,181
Total	1,259,916	957,630	668,575

The table above does not include U.S. tax losses which are subject to s382 restrictions.

In addition to unrecognized deferred tax assets from tax loss carryforwards, a net asset position for temporary differences amounting to € 10,135k (December 31, 2024: € 10,329k, December 31, 2023: € 14,323k) was not recognized as of December 31, 2025, as there was no sufficient taxable income foreseen.

-Non-current and current tax assets-

Non-current tax assets as of December 31, 2025 mainly relate to tax refunds from tax development programs in the context of qualifying R&D expenses in France (crédit d’impôt recherche), Italy and Germany (December 31, 2024: mainly related to France and Italy).

Current tax assets as of December 31, 2025 mainly comprise of tax refunds in relation with qualifying R&D projects in in the UK, Italy and Germany (December 31, 2024: mainly related to UK, Italy and Germany).